Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
As of December 31, the gross and net amounts of acquired intangible assets were as follows:

Goodwill	Strategic Marketing Services	Performance Marketing Services	Total
Balance as of December 31, 2010	$326,977	$187,511	$514,488
Acquired goodwill	61,944	23,763	85,707
Acquisition purchase price adjustments	1,458	5,549	7,007
Foreign currency translation	(854)	(1,104)	(1,958)
Balance as of December 31, 2011	$389,525	$215,719	$605,244
Acquired goodwill	93,531	19,873	113,404
Acquisition purchase price adjustments	(78)	(223)	(301)
Foreign currency translation	782	942	1,724
Balance as of December 31, 2012	$483,760	$236,311	$720,071

Schedule Of Intangible Assets Excluding Goodwill [Table Text Block]
	For the Year Ended December 31,
	2012	2011
Intangibles:
Trademarks (indefinite life)	$17,780	$17,780
Customer relationships – gross	$104,070	$79,154
Less accumulated amortization	(66,108)	(44,803)
Customer relationships – net	$37,962	$34,351
Other intangibles – gross	$20,908	$16,202
Less accumulated amortization	(13,407)	(10,353)
Other intangibles – net	$7,501	$5,849
Total intangible assets	$142,758	$113,136
Less accumulated amortization	(79,515)	(55,156)
Total intangible assets – net	$63,243	$57,980

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	the estimated amortization expense for the five succeeding years is:
Year	Amortization
2013	$18,363
2014	$12,851
2015	$7,026
2016	$3,662
2017	$1,239